ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                          ORGANIZATION AND PRINCIPAL ACTIVITIES

Vimicro International Corporation (the “Company”) was incorporated under the laws of the Cayman Islands on February 24, 2004 as an exempted company with limited liability. It holds 100% of the equity interest of Vimicro Corporation (“Vimicro China”) which was established on October 14, 1999 in the People’s Republic of China (the “PRC”) as a limited liability company with an approved operating period through May 2034. The Company also holds 100% of the equity interest of Vimicro VMF Shenzhen Corporation (“VMF Shenzhen”), which was incorporated in British Virgin Islands in January 12, 2012. VMF Shenzhen holds 100% of the equity of Vimicro Technology Corporation (“Vimicro Shenzhen”), Vimicro Shenzhen was incorporated in Shenzhen, PRC, in November 2006 to facilitate domestic sales and perform research and development with an approved operating period of twenty years.

As of December 31, 2012, Vimicro China has four directly wholly owned subsidiaries, Viewtel Corporation (“Viewtel”), Vimicro Electronics International Limited (“Vimicro Hong Kong”), Vimicro Electronic Technology Corporation (“Vimicro Beijing”), Vimicro Fuzhou Corporation (“Vimicro Fuzhou”), a majority owned consolidated subsidiary, Vimicro Electronics Corporation (“Vimicro Tianjin”) and a variable interest entity (“VIE”) of Vimicro Sky-Vision Technology Corporation (“Vimicro Sky-Vision”).

Viewtel was incorporated in California, United States of America in June 1999 to perform in-house research and development. Vimicro Hong Kong was established in Hong Kong in May 2002 to facilitate international sales. Vimicro Beijing was incorporated in Beijing, PRC in April 2007, with a subsidiary of Jiangsu Vimicro Electronics Limited (“Vimicro Jiangsu”) established in Nanjing, PRC in December 2007. Vimicro Fuzhou was incorporated through Vimicro China on July 5, 2012, which is a limited liability company with an unlimited operating period. Vimicro Fuzhou will focus on the design, manufacture and sales of security and surveillance products, as well as the execution and maintenance of local security and surveillance projects.

On December 29, 2008, Vimicro China formed Vimicro Tianjin with the State-owned Asset Management Corporation of Tianjin Economic-Technological Development Area (“Tianjin SAMC”), and Beijing Zhongxing Tianshi Investment Center, or Vimicro Management Foundation (“VMF”) which is a venture capital fund managed by certain members of the Company’s management. Vimicro China and Tianjin SAMC each contributed capital of RMB250 million (equivalent to $36,600) in cash to Vimicro Tianjin as initial registered capital and each holds 49.99% ownership interest in Vimicro Tianjin. VMF holds a nominal ownership interest. Pursuant to the related agreements, Vimicro China obtained the voting rights and economic interests associated with VMF’s current share ownership in Vimicro Tianjin, which provides Vimicro China control over Vimicro Tianjin. Accordingly, the Company consolidated Vimicro Tianjin. Vimicro Tianjin focuses on the design, manufacture and sale of digital video surveillance products.

Pursuant to the agreement among Vimicro Tianjin’s shareholders, VMF has the option to purchase all of Tianjin SAMC’s ownership interest in Vimicro Tianjin for RMB250 million plus bank rate interest. The option can be exercised at any time after one year of the establishment of Vimicro Tianjin. The Board of Directors of the Company approved this agreement on June 30, 2009.

The Board of Directors also approved the agreement between Vimicro China and VMF on June 30, 2009, pursuant to which Vimicro China has an exclusive right to acquire the beneficial ownership up to the 250,000,000 shares held by VMF for the same consideration paid by VMF. If Vimicro China acquires the beneficial ownership, Vimicro China shall be entitled to the voting rights and the economic interests of the shares with VMF continuing to hold the title of these shares. Vimicro China through the beneficiary ownership, receives all of economic benefits from the option. Should Vimicro China exercise the beneficiary ownership right, it has been agreed that 15% of Vimicro Tianjin’s ownership interest will be reserved for an equity award scheme whereby the Company may make grants of equity awards at its discretion.

On September 16, 2009, Vimicro Tianjin acquired the video surveillance system (“ViSS”) business from Alcatel-Lucent Shanghai Bell Co., Ltd. (“ASB”). The ViSS provides a leading security and surveillance solution over telecommunication networks.

On July 27, 2009, Vimicro China formed Shanghai Visiondigi Technology Co. Ltd. (“Visiondigi”) in Shanghai with three individuals. Vimicro China and the three individuals (“Individual Shareholders of Visiondigi”) contributed cash and intangible assets for 61.5% and 38.5% equity interest in Visiondigi, respectively. Visiondigi specializes in network video surveillance products and solutions. In January 2010, Ningbo Sunny Opotech Corporation Limited (“Ningbo Sunny”) invested RMB20 million ($2,900) in Visiondigi. Vimicro China increased its shareholding for a consideration of RMB9.85 million ($1,400). In April 2011, as per previous agreement between shareholders, the shareholding percentage of the Individual Shareholders of Visiondigi as a group was reduced by 7%, which was proportionately transferred 7% equity interests to Vimicro China and Ningbo Sunny according to their cash amounts invested in March 2010. In March 2010, Vimicro China, Ningbo Sunny and the individual shareholders of Visiondigi increased their cash contribution with a total amount of RMB10 million ($1,500) in proportion to each shareholding percentage, of which Vimicro China contributed RMB5.3 million ($800). In July 2012, Ningbo Sunny increased its shareholding from 30.85% to 34.79% for a consideration of RMB3.09 million ($490), the three individuals increased their shareholding from 15.89% to 17.91% for a consideration of RMB1.59 million ($250), Vimicro China did not increase its shareholding. As per agreement between the shareholders, Vimicro China sold its 35.26% shareholding to an individual third party. As a result, Vimicro China, Ningbo Sunny, the three individuals as a group and an individual third party held 18%, 30.85% and 15.89% and 35.26% of the equity interests in Visiondigi, as of December 31, 2012, respectively. Concurrently Vimicro China holds shareholding of 3.94% on behalf of Ningbo Sunny and 2.03% on behalf of the three individuals.

PRC laws and regulations prohibit or restrict foreign ownership of value-added telecommunications services. To comply with these foreign ownership restrictions, the Company operates its value-added telecommunications services in the PRC through its VIE, the PRC legal entity that was established by the CEO and President of the Company or individuals authorized by the Company. The paid-in capital of the VIE was funded by the Company through a loan extended to the authorized individuals. The Company has entered into certain exclusive agreements with the VIE through Vimicro China which obligates Vimicro China to absorb a majority of the risk of loss from the VIE activities and entitles Vimicro China to receive a majority of residual returns. In addition, the Company has entered into certain agreements with the authorized individuals through Vimicro China, including loan agreements for the paid-in capital of the VIE, option agreements to acquire the equity interests in the VIE when permitted by the PRC laws, and share pledge agreements for the equity interests in the VIE held by the authorized individuals.

Based on these contractual arrangements, the Company consolidates the VIE in accordance with SEC Regulation S-X 3A-02, Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”), because the Company holds all the variable interests of the VIE through Vimicro China, which is the primary beneficiary of the VIE. Despite the lack of majority ownership, there exists a parent—subsidiary relationship between the Company and VIE through the aforementioned agreements, whereby the equity holders of VIE effectively assigned all of their voting rights underlying their equity interest in the VIE to Vimicro China. In addition, through the other aforementioned agreements, the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of VIE. As of December 31, 2012, the carrying amounts of the total current assets and shareholder’s equity of the VIE were $1,475 and $1,469, respectively. The VIE has no substantive operation since incorporation and the Company has not provided financial or other support during the periods presented to the VIE that it was not previously contractually required to provide.

In January 2012, the Company incorporated Vimicro Corporation (“Vimicro Guiyang”) through Vimicro Tianjin. Vimicro Guiyang is a limited liability company with an unlimited operating period. Vimicro Guiyang will focus on the design, manufacture and sales of security and surveillance products, as well as the execution and maintenance of local security and surveillance projects.

In December 2010, the Company’s Board of Directors approved the Company to dispose of 95% of the equity interest in Vimicro Wuxi Corporation (“Vimicro Wuxi”), which was formed by Vimicro China, to Beijing Zhongxing Tianshi Consulting Company (“VMF Consulting Company”), a related party. As of December 31, 2011, the Company owned 5% of Vimicro Wuxi. The purpose of the disposal is to focus the Company’s resources on the surveillance and security business by divesting certain non-core business lines. Vimicro Wuxi, the disposed entity, contained the analog integrated circuit, MP4, advanced multimedia and blue tooth businesses (the “Non-core IC Businesses”). Accordingly, the results of operations of Vimicro Wuxi have been shown as “Discontinued Operations” in the consolidated statements of comprehensive loss for the year ended December 31, 2010. Vimicro China transferred its 4.9% equity interest in Vimicro Wuxi with a cash consideration of RMB2.7 million ($427), according to a valuation performed by a third party appraiser, to VMF Consulting Company in December 2012.

In December 2011, the Company disposed off the mobile phone multimedia processor business (“mobile business”) to a newly established entity, Vimicro Qingdao corporation (“Vimicro Qingdao”), a related party, which was 18% directly owned by Vimicro China, 19% owned by Vimicro Wuxi, 14% owned by VMF Consulting Company and 49% owned by two former key employees of mobile business. Following the disposal, the mobile business is regarded as an investment accounted for at cost method by the Company and is no longer consolidated. The disposal transaction was completed in December 2011. Accordingly, the results of operations of mobile business have been shown as “Discontinued Operations” in the consolidated statements of comprehensive loss for the years ended December 31, 2010 and 2011.

In July 2012, the Company disposed off 35.26% of its equity interest in Visiondigi to an individual third party for RMB310,686($49). Following the disposal, the Company owns 18% of Visiondigi, which includes holding a shareholding of 3.94% on behalf of Ningbo Sunny and 2.03% on behalf of the three individuals. The disposal transaction was completed in July 2012. The Company lost control of Visiondigi as a result of the disposal and also does not expect significant continuing involvement in the operations of Visiondigi. After the disposal, Visiondigi is regarded as a cost method equity investment by the Company and is no longer consolidated. Accordingly, the results of operations of Visiondigi has been shown as “Discontinued Operations” in the consolidated statements of comprehensive loss for the years ended December 31, 2010, 2011 and 2012.

In 2012, in the effort to divest related land use rights, the Company entered into definitive agreements to transfer all of its equity interest in Vimicro High-Tech Corporation (“Vimicro Shanghai”) to Vimicro VMF Shanghai Corporation (“VMF Shanghai”), a directly wholly-owned subsidiary established in January 2012. The transaction was accounted for as a legal re-organization of entities under common control. In November 2012, the Company completed the disposal of the equity interest in VMF Shanghai to Vimicro Xingguang Corporation, which was partially owned by the senior executives of the Group until September 25, 2012, for a cash consideration of $10,410 based upon a third party valuation report. A gain of $1,133 was recognized in 2012 accordingly. Vimicro Shanghai held land use right to a parcel of undeveloped land that was originally planned to use for the non-core IC businesses. The Group determined that the sales of VMF Shanghai did not meet the criteria for presentation as a discontinued operation as VMF Shanghai did not meet the definition of a component of an entity.

There have been no significant operations in VMF Shenzhen, Vimicro Shenzhen, Vimicro Beijing and Vimicro Jiangsu since their incorporation.

The Company and its controlled entities, including subsidiaries and variable interest entity are hereinafter collectively referred to as the “Group”.

The Group designs, develops and markets semiconductor products with multimedia applications, including personal computer (“PC”) camera multimedia processors and security processors. The Group also provides video surveillance and security products solutions and services. In addition, it is also involved in the packaging, testing and reselling of third party image sensors according to the Company’s specifications. Product manufacturing, certain product packaging and testing are outsourced to third party vendors.